Litigation	6 Months Ended
Jun. 30, 2019
Litigation
33 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 39 – Litigation in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 and updated in subsequent quarterly reports (including those discussed below). Some of these proceedings have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.
The Group accrues loss contingency litigation provisions and takes a charge to income in connection with certain proceedings when losses, additional losses or ranges of loss are probable and reasonably estimable. The Group also accrues litigation provisions for the estimated fees and expenses of external lawyers and other service providers in relation to such proceedings, including in cases for which it has not accrued a loss contingency provision. The Group accrues these fee and expense litigation provisions and takes a charge to income in connection therewith when such fees and expenses are probable and reasonably estimable. The Group reviews its legal proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. The establishment of additional provisions or releases of litigation provisions may be necessary in the future as developments in such proceedings warrant.
The specific matters described include (a) proceedings where the Group has accrued a loss contingency provision, given that it is probable that a loss may be incurred and such loss is reasonably estimable; and (b) proceedings where the Group has not accrued such a loss contingency provision for various reasons, including, but not limited to, the fact that any related losses are not reasonably estimable. The description of certain of the matters includes a statement that the Group has established a loss contingency provision and discloses the amount of such provision; for the other matters no such statement is made. With respect to the matters for which no such statement is made, either (a) the Group has not established a loss contingency provision, in which case the matter is treated as a contingent liability under the applicable accounting standard, or (b) the Group has established such a provision but believes that disclosure of that fact would violate confidentiality obligations to which the Group is subject or otherwise compromise attorney-client privilege, work product protection or other protections against disclosure or compromise the Group’s management of the matter. The future outflow of funds in respect of any matter for which the Group has accrued loss contingency provisions cannot be determined with certainty based on currently available information, and accordingly may ultimately prove to be substantially greater (or may be less) than the provision that is reflected on the Group’s balance sheet.
It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of the Group’s legal proceedings. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the proceeding, the progress of the matter, the advice of counsel, the Group’s defenses and its experience in similar matters, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations, many of which are complex, must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding.
Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent the Group’s reasonably possible losses. For certain of the proceedings discussed the Group has disclosed the amount of damages claimed and certain other quantifiable information that is publicly available.
The Group’s aggregate litigation provisions include estimates of losses, additional losses or ranges of loss for proceedings for which such losses are probable and can be reasonably estimated. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of their complexity, the novelty of some of the claims, the early stage of the proceedings, the limited amount of discovery that has occurred and/or other factors. The Group’s estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions for the proceedings discussed in Note 39 referenced above and updated in quarterly reports (including below) for which the Group believes an estimate is possible is zero to CHF  1.4 billion.
In 2Q19, the Group recorded net litigation provisions of CHF  73 million. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its legal proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the inherent uncertainties of such proceedings, including those brought by regulators or other governmental authorities, the ultimate cost to the Group of resolving such proceedings may exceed current litigation provisions and any excess may be material to its operating results for any particular period, depending, in part, upon the operating results for such period.
Mortgage-related matters
Civil litigation
The amounts disclosed below do not reflect actual realized plaintiff losses to date or anticipated future litigation exposure. Rather, unless otherwise stated, these amounts reflect the original unpaid principal balance amounts as alleged in these actions and do not include any reduction in principal amounts since issuance.
Individual investor actions
On May 16, 2019, following a settlement, the Circuit Court of Montgomery County, Alabama presiding in the action brought by the Federal Deposit Insurance Corporation, as receiver for Colonial Bank, dismissed with prejudice all claims against Credit Suisse Securities (USA) LLC and its affiliates relating to approximately USD  139 million of RMBS at issue.
Repurchase litigations
On June 12, 2019, the Supreme Court for the State of New York, New York County (SCNY) set trial to begin in December 2019 in two actions in which DLJ Mortgage Capital, Inc. (DLJ) and its affiliate, Select Portfolio Servicing, Inc., are defendants: one action brought by Home Equity Mortgage Trust Series 2006-1, Home Equity Mortgage Trust Series 2006-3 and Home Equity Mortgage Trust Series 2006-4, in which plaintiffs allege damages of not less than USD  730 million; and one action brought by Home Equity Mortgage Trust Series 2006-5, in which plaintiff alleges damages of not less than USD  500 million.
On July 8, 2019, in the three consolidated actions against DLJ brought by Home Equity Asset Trust 2006-5, Home Equity Asset Trust 2006-6 and Home Equity Asset Trust 2006-7 that were dismissed with prejudice in 2013, the notice of appeal plaintiffs filed before the Appellate Division First Department of the SCNY was deemed dismissed when plaintiffs declined to further pursue their appeal by a court-ordered deadline.
Rates-related matters
Civil litigation
USD ICE LIBOR litigation
On July 1, 2019, in the consolidated putative class action brought in the US District Court for the Southern District of New York (SDNY) alleging that panel banks suppressed US dollar ICE LIBOR to benefit defendants’ trading positions, plaintiffs filed a consolidated complaint.
SIBOR/SOR litigation
On July 26, 2019, in the civil putative class action litigation alleging manipulation of the Singapore Interbank Offered Rate (SIBOR) and Singapore Swap Offer Rate (SOR) to benefit defendants’ trading positions, the SDNY issued a decision granting defendants’ motion to dismiss and denying plaintiff’s motion for leave to amend.
Foreign exchange litigation
On June 11, 2019, in the civil action filed on November 13, 2018 in the SDNY, plaintiffs filed a second amended complaint. Defendants filed motions to dismiss on July 25, 2019.
Bank Bill Swap litigation
On May 20, 2019, in the putative class action brought in the SDNY alleging manipulation of the Australian Bank Bill Swap reference rate, defendants filed motions to dismiss.
Government-sponsored entity bonds litigation
On May 23, 2019, in the consolidated putative class action brought in the SDNY alleging a conspiracy among financial institutions to fix prices for unsecured bonds issued by certain government-sponsored entities, plaintiffs filed a consolidated amended complaint. On June 13, 2019, defendants filed a motion to dismiss. On July 12, 2019, plaintiffs filed a second consolidated amended complaint.
OTC trading cases
On June 18, 2019, in the consolidated multi-district litigation relating to interest rate swaps, defendants filed an opposition to plaintiffs’ motion for class certification.
MPS
On June 11, 2019, following a settlement, the Civil Court of Milan, Italy dismissed all claims against Credit Suisse Securities (Europe) Limited (CSSEL) brought by the Monte dei Paschi di Siena Foundation (Foundation) relating to the fairness opinions CSSEL and Banca Leonardo & Co S.p.A. delivered to the Foundation in connection with the EUR  9 billion acquisition of Banca Antonveneta S.p.A. by Banca Monte dei Paschi di Siena S.p.A. in 2008.
Customer account matters
On June 26, 2019, the Criminal Court of Appeals of Geneva ruled in the appeal of the judgment against the former relationship manager, upholding the main findings of the Geneva criminal court.
On April 29, 2019, the plaintiffs appealed the decision of the Singapore High Court only with respect to their action against the Credit Suisse affiliate. On June 21, 2019, the plaintiffs discontinued their action against Credit Suisse AG in the Singapore courts. On May 3, 2019, the plaintiffs filed a notice of abandonment of appeal in the Court of Appeal of New Zealand.
Mozambique matter
On May 20, 2019 and July 19, 2019, two former Credit Suisse employees indicted by the United States Attorney for the Eastern District of New York pleaded guilty to accepting improper personal benefit in connection with financing transactions carried out with two Mozambique state enterprises. On June 25, 2019, certain Credit Suisse entities were served with civil proceedings in the English High Court by the Republic of Mozambique.
Write-downs litigation
On May 16, 2019, in the putative class action brought in the SDNY relating to write-downs in the fourth quarter of 2015 and the first quarter of 2016 and a decline in the market value of Credit Suisse Group AG’s American Depositary Receipts, the SDNY denied defendants’ motion for reconsideration of the court’s February 19, 2019 denial of defendants’ motion to dismiss.
ETN-related litigation
On May 16, 2019, in the individual action brought in the SDNY by a purchaser of VelocityShares Daily Inverse VIX Short Term Exchange Traded Notes linked to the S&P 500 VIX Short-Term Futures Index due December 4, 2030 (XIV ETNs), defendants filed a motion to dismiss.
On June 3, 2019, Credit Suisse Group AG and certain affiliates and executives were named in a separate individual action brought in the SDNY by a purchaser of XIV ETNs, which asserts claims similar to those brought in the consolidated class action complaint as well as additional claims under New York and Pennsylvania state law.
SWM
On April 29, 2019, the German public utility company Stadtwerke München GmbH filed a notice of appeal of the decision of the trial court (the Regional Court of Frankfurt am Main) dismissing all claims against Credit Suisse International in connection with a series of interest rate swaps entered into between 2008 and 2012.

Bank
Litigation	32 Litigation > Refer to “Note 33 – Litigation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 for further information.